STOCKBASED COMPENSATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Option Member
Stock options outstanding	75,466,000	85,966,000
Weighted average exercise rate	$ 0.002	$ 0.003
Weighted average contract life	2 years 9 months	3 years 5 months 26 days
Stock option term		10 years
Maximum number of share issue		200,000,000
Aggregate intrinsic value	$ 625,194	$ 625,194
Price Appreciation Certificates [Member]
Weighted average contractual life	2 years 5 months 8 days	2 years 10 months 28 days
Exercise price	$ 0.01	$ 0.01
Outstanding certificates	611,400,000	749,400,000
Aggregate intrinsic value	$ 0	$ 0